SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Amortization of Intangible Assets, Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Trademark
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years
Technology
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years
Network rights
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years
Purchased software | Minimum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	5 years
Purchased software | Maximum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years
Reacquired rights
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Intangible assets estimated useful lives	the remaining franchise term